Note 29 Leverage ratio (Details) - EUR (€) € in Millions	Jun. 30, 2026 [1]	Dec. 31, 2025
Leverage ratio [Line Items]
Tier 1	€ 61,110	€ 55,934
Exposure to leverage ratio	€ 1,018,949	€ 908,869
Leverage ratio	6.00%	6.15%

[1]	(1) Provisional data.